Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 91	$ 45
Assets, Gross amounts not offset in consolidated balance sheets	42	14
Assets, Net amounts	49	31
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(74)	(20)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(42)	(14)
Liabilities, Net Amounts	$ (32)	$ (6)